SEGMENT INFORMATION (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Sales	$ 18,475	$ 41,708	$ 19,554	$ 26,069
First Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	6,261	26,795
Second Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	$ 4,792	$ 4,423